Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Co-Founders [Member]
Related Parties [Line Items]
Share-based payment expenses for the three co-founders together	$ 340	$ 159
Asher Dahan [Member]
Related Parties [Line Items]
Employment expenses	$ 326	$ 109